SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Exercised	(22,029,560)		(125,900)
Weighted average exercise price
Exercised			$ 0.2
Restricted shares granted to employees and directors
Number of options
Outstanding, Beginning balance	22,029,560	30,884,300	13,406,560
Granted	0	25,777,390	17,477,740
Forfeited	0	0	0
Exercised	(22,029,560)	(34,632,130)	0
Outstanding, Ending balance	0	22,029,560	30,884,300	13,406,560
Vested and expected to vest	0
Exercisable	0
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.42	$ 0.62	$ 0.93
Granted	0	0.42	0.36
Forfeited	0	0	0
Exercised	(0.42)	0.60	0
Outstanding, Ending balance	0	$ 0.42	$ 0.62	$ 0.93
Vested and expected to vest	0
Exercisable	$ 0
Weighted average remaining contractual year
Outstanding		9 years 6 months 18 days	8 years 11 months 23 days	8 years 6 months 7 days
Granted		9 years 6 months 18 days	9 years 7 months 9 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 13,526	$ 27,796	$ 11,530
Granted	0	15,827	15,730
Forfeited	0	0	0
Exercised	348	21,264	0
Outstanding, Ending balance	0	$ 13,526	$ 27,796	$ 11,530
Vested and expected to vest	0
Exercisable	$ 0
Employees and Directors
Number of options
Outstanding, Beginning balance	41,350	7,259,020	26,001,220
Forfeited		(3,708,680)	(18,616,300)
Exercised		(3,508,990)	(125,900)
Outstanding, Ending balance	41,350	41,350	7,259,020	26,001,220
Vested and expected to vest	41,350
Exercisable	41,350
Weighted average exercise price
Outstanding, Beginning balance	$ 0.40	$ 0.99	$ 0.96
Forfeited		2.70	3.01
Exercised		0.71	0.20
Outstanding, Ending balance	0.40	0.40	0.99	$ 0.96
Vested and expected to vest	0.40
Exercisable	0.40
Weighted average grant date fair value per share
Outstanding, Beginning balance	0.97	1.09	1.25
Forfeited		1.15	1.32
Exercised		1.00	0.38
Outstanding, Ending balance	0.97	$ 0.97	$ 1.09	$ 1.25
Vested and expected to vest	0.97
Exercisable	$ 0.97
Weighted average remaining contractual year
Outstanding	9 months 21 days	1 year 9 months 21 days	6 months 3 days	8 months 15 days
Vested and expected to vest	9 months 21 days
Exercisable	9 months 21 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 9	$ 907	$ 1,590
Exercised		524	88
Outstanding, Ending balance		$ 9	$ 907	$ 1,590